ACQUISITIONS - Additional Information (Details) - USD ($) $ in Thousands							8 Months Ended	12 Months Ended
	Jan. 11, 2021	Dec. 14, 2020	Nov. 11, 2020	Nov. 02, 2020	Dec. 30, 2019	Oct. 21, 2019	Aug. 28, 2020	Jan. 03, 2021	Apr. 04, 2021	Aug. 29, 2020	Dec. 29, 2019	Nov. 19, 2019	Dec. 30, 2018
Business Acquisition [Line Items]
Transaction costs							$ 25,000	$ 13,400
Goodwill							$ 207,456	$ 862,183	$ 880,063	$ 644,956	$ 202,407		$ 130,907
Goodwill
Business Acquisition [Line Items]
Purchase price	$ 17,800
On The Border
Business Acquisition [Line Items]
Purchase price		$ 79,000
Snak-King Corp.
Business Acquisition [Line Items]
Purchase price	25,000
Trademarks
Business Acquisition [Line Items]
Purchase price	$ 2,900
Trademarks | Snak-King Corp.
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period	15 years
Customer Relationships
Business Acquisition [Line Items]
Purchase price	$ 800
Customer Relationships | Snak-King Corp.
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period	15 years
DSD routes
Business Acquisition [Line Items]
Purchase price	$ 1,700
Kitchen Cooked
Business Acquisition [Line Items]
Total cash consideration					$ 6,900
Goodwill					$ 4,100							$ 4,100
Kitchen Cooked | Trademarks
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period			15 years
Finite-lived intangible assets												1,600
Kitchen Cooked | Customer Relationships
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period			15 years
Finite-lived intangible assets												$ 2,100
Truco Holdco Inc.
Business Acquisition [Line Items]
Transaction costs			$ 5,600
Total cash consideration			404,000			$ 141,400
Total cash consideration			408,431
Goodwill			213,687
Payments made with cash on hand			$ 3,000
Truco Holdco Inc. | Customer Relationships
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period			15 years
Finite-lived intangible assets			$ 225,000
H.K. Anderson
Business Acquisition [Line Items]
Goodwill				$ 3,500
Payment to acquire assets				$ 8,000
H.K. Anderson | Trademarks
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period				15 years
Finite-lived intangible assets				$ 1,800
H.K. Anderson | Customer Relationships
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period				15 years
Finite-lived intangible assets				$ 2,700